SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency exchange rate risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation of foreign currency (as a percent)	2.29%	6.50%
Government subsidies received	$ 1.4	$ 0.8	$ 0.7